MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Disclosure of foreign currency exchange rates used to translate other currencies into Euro
The principal foreign currency exchange rates used to translate other currencies into Euro are presented below.

	2025		2024		2023
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.1300	1.1750	1.0824	1.0389	1.0814	1.1050
Pound Sterling	0.8568	0.8726	0.8466	0.8292	0.8699	0.8691
Swiss Franc	0.9370	0.9314	0.9526	0.9412	0.9717	0.9260
Japanese Yen	169.0435	184.0900	163.8519	163.0600	151.8540	156.3300
Chinese Yuan	8.1185	8.2262	7.7875	7.5833	7.6568	7.8509
Australian Dollar	1.7518	1.7581	1.6397	1.6772	1.6283	1.6263
Singapore Dollar	1.4756	1.5105	1.4458	1.4164	1.4521	1.4591
Canadian Dollar	1.5787	1.6088	1.4821	1.4948	1.4595	1.4642
Hong Kong Dollar	8.8104	9.1464	8.4454	8.0686	8.4663	8.6314

Disclosure of straight line depreciation rates
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets presented below.

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%

Disclosure of financial asset impairment stages and measurement periods

Stage	Description	Time period for measurement of expected credit losses
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime